Related Parties (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Compensation Paid or Payable to Directors and to Key Management for Services	Plans. The compensation paid or payable to key management personnel for services is shown below:

Year ended	March 31,
	2025	2024
	$	$
Short-term employee benefits (a)	6,275	4,100
Share-based compensation	2,060	2,106
Termination benefits	878	—
	9,213	6,206

(a) Short-term employee benefits include salaries, benefits and short-term incentive compensation